STOCK-BASED COMPENSATION (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Oct. 26, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STOCK-BASED COMPENSATION [Abstract]
Stock options granted	150,000
Options exercisable		150,000
Value of options granted	$ 211,500
Compensation cost		$ 86,799	$ 105,605	$ 19,096
Forfeiture rate		0.00%